UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS GLOBAL MARKET NEUTRAL FUND

FORM N-Q

DECEMBER 31, 2016

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 3.3%
Grammer AG	351	$17,562	(a)
Keihin Corp.	1,700	29,715	(a)
Lear Corp.	248	32,828	(b)
Sumitomo Rubber Industries Ltd.	2,500	39,547	(a)
Tenneco Inc.	337	21,052	*(b)
Toyota Boshoku Corp.	1,600	36,687	(a)
Unipres Corp.	1,700	33,756	(a)

Total Auto Components		211,147

Automobiles - 1.2%
Peugeot SA	2,345	38,229	*(a)
Suzuki Motor Corp.	1,100	38,613	(a)

Total Automobiles		76,842

Distributors - 0.4%
Inchcape PLC	3,218	27,724	(a)(b)

Hotels, Restaurants & Leisure - 2.6%
Aristocrat Leisure Ltd.	3,426	38,227	(a)
Autogrill SpA	1,775	16,034	(a)
Darden Restaurants Inc.	375	27,270	(b)
Kindred Group PLC	4,723	44,289	(a)
Restaurant Brands International Inc.	900	42,867	(b)

Total Hotels, Restaurants & Leisure		168,687

Household Durables - 3.9%
Bellway PLC	1,104	33,592	(a)(b)
Bovis Homes Group PLC	4,007	40,430	(a)
Crest Nicholson Holdings PLC	2,761	15,330	(a)
D.R. Horton Inc.	972	26,565	(b)
Electrolux AB, Class B Shares	1,426	35,406	(a)
Forbo Holding AG, Registered Shares	24	30,951	*(a)
Persimmon PLC	2,092	45,649	(a)(b)
SodaStream International Ltd.	607	23,958	*(b)

Total Household Durables		251,881

Internet & Direct Marketing Retail - 0.6%
Start Today Co., Ltd.	2,100	36,030	(a)

Leisure Products - 1.2%
Bandai Namco Holdings Inc.	1,300	35,788	(a)
Sega Sammy Holdings Inc.	2,600	38,606	(a)

Total Leisure Products		74,394

Media - 0.6%
Mediaset Espana Comunicacion SA	3,335	39,132	(a)

Multiline Retail - 0.6%
Dollarama Inc.	500	36,637

Specialty Retail - 4.3%
American Eagle Outfitters Inc.	1,859	28,201	(b)
Children’s Place Inc.	455	45,932	(b)
Finish Line Inc., Class A Shares	2,015	37,902	(b)
Foot Locker Inc.	300	21,267	(b)
JD Sports Fashion PLC	9,802	38,350	(a)
Nishimatsuya Chain Co., Ltd.	2,300	27,579	(a)
Pier 1 Imports Inc.	4,908	41,914	(b)
Urban Outfitters Inc.	509	14,496	*(b)
WH Smith PLC	1,161	22,237	(a)

Total Specialty Retail		277,878

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd.	576	$24,756	*(b)

TOTAL CONSUMER DISCRETIONARY		1,225,108

CONSUMER STAPLES - 5.7%
Beverages - 1.1%
Coca-Cola HBC AG, Class DI Shares	1,630	35,528	*(a)(b)
Fevertree Drinks PLC	2,468	34,565	(a)

Total Beverages		70,093

Food & Staples Retailing - 1.5%
Tesco PLC	13,806	35,143	*(a)(b)
Wal-Mart Stores Inc.	530	36,634	(b)
William Morrison Supermarkets PLC	8,678	24,653	(a)(b)

Total Food & Staples Retailing		96,430

Food Products - 2.4%
Leroy Seafood Group ASA	443	24,661	(a)
Maple Leaf Foods Inc.	1,800	37,699
Megmilk Snow Brand Co., Ltd.	800	22,019	(a)
Nichirei Corp.	1,600	33,107	(a)
Omega Protein Corp.	733	18,362	*(b)
Suedzucker AG	765	18,250	(a)

Total Food Products		154,098

Personal Products - 0.2%
Nu Skin Enterprises Inc., Class A Shares	328	15,672	(b)

Tobacco - 0.5%
Imperial Brands PLC	714	31,060	(a)(b)

TOTAL CONSUMER STAPLES		367,353

ENERGY - 6.8%
Energy Equipment & Services - 2.8%
Enerflex Ltd.	2,600	33,017
Ensign Energy Services Inc.	2,800	19,561
Petrofac Ltd.	3,485	37,244	(a)(b)
Subsea 7 SA	3,532	44,646	*(a)
Unit Corp.	1,700	45,679	*(b)

Total Energy Equipment & Services		180,147

Oil, Gas & Consumable Fuels - 4.0%
Alliance Resource Partners LP	947	21,260	(b)
Encana Corp.	2,200	25,824	(b)
Husky Energy Inc.	1,700	20,626	*(b)
Idemitsu Kosan Co., Ltd.	1,800	47,714	(a)
JX Holdings Inc.	9,800	41,325	(a)
Repsol SA	1,565	22,012	(a)
Saras SpA	22,359	40,364	(a)
Showa Shell Sekiyu KK	4,100	38,090	(a)

Total Oil, Gas & Consumable Fuels		257,215

TOTAL ENERGY		437,362

FINANCIALS - 8.3%
Banks - 2.6%
Bank Hapoalim B.M.	6,881	40,847	(a)
Canadian Imperial Bank of Commerce	500	40,800	(b)
HSBC Holdings PLC	1,999	16,163	(a)(b)
KBC Group NV	271	16,775	(a)
Societe Generale SA	1,105	54,245	(a)

Total Banks		168,830

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Capital Markets - 1.3%
3i Group PLC	4,552	$39,543	(a)(b)
Bank of New York Mellon Corp.	529	25,064	(b)
State Street Corp.	229	17,798	(b)

Total Capital Markets		82,405

Consumer Finance - 0.3%
Capital One Financial Corp.	259	22,595	(b)

Insurance - 3.5%
Delta Lloyd NV	6,813	38,106	(a)
Direct Line Insurance Group PLC	8,214	37,253	(a)(b)
Hannover Rueck SE	300	32,478	(a)
Prudential Financial Inc.	235	24,454	(b)
Sony Financial Holdings Inc.	1,000	15,500	(a)
Standard Life PLC	3,986	18,174	(a)(b)
Swiss Re AG	389	36,854	(a)
Tokio Marine Holdings Inc.	500	20,445	(a)

Total Insurance		223,264

Thrifts & Mortgage Finance - 0.6%
Genworth MI Canada Inc.	1,500	37,605

TOTAL FINANCIALS		534,699

HEALTH CARE - 5.4%
Biotechnology - 0.5%
Amgen Inc.	210	30,704	(b)

Health Care Equipment & Supplies - 1.6%
Baxter International Inc.	675	29,930	(b)
Hologic Inc.	918	36,830	*(b)
Masimo Corp.	561	37,811	*(b)

Total Health Care Equipment & Supplies		104,571

Health Care Providers & Services - 2.8%
Aetna Inc.	329	40,799	(b)
Express Scripts Holding Co.	554	38,110	*(b)
HCA Holdings Inc.	201	14,878	*(b)
McKesson Corp.	150	21,068	(b)
Ship Healthcare Holdings Inc.	800	20,511	(a)
WellCare Health Plans Inc.	296	40,576	*(b)

Total Health Care Providers & Services		175,942

Life Sciences Tools & Services - 0.2%
Lonza Group AG, Registered Shares	86	14,868	*(a)

Pharmaceuticals - 0.3%
Orion OYJ, Class B Shares	394	17,536	(a)

TOTAL HEALTH CARE		343,621

INDUSTRIALS - 20.1%
Aerospace & Defense - 1.8%
American Outdoor Brands Corp.	1,741	36,700	*(b)
Dassault Aviation SA	19	21,200	(a)
Qinetiq Group PLC	11,884	38,453	(a)
Safran SA	256	18,432	(a)

Total Aerospace & Defense		114,785

Airlines - 1.4%
Hawaiian Holdings Inc.	833	47,481	*(b)
Qantas Airways Ltd.	17,410	41,717	(a)

Total Airlines		89,198

Building Products - 2.0%
Masco Corp.	898	28,395	(b)
Nichias Corp.	3,000	28,854	(a)
Owens Corning	683	35,215	(b)
Universal Forest Products Inc.	342	34,946	(b)

Total Building Products		127,410

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 1.5%
ACCO Brands Corp.	1,673	$21,832	*(b)
Intrum Justitia AB	1,209	40,785	(a)
Quad Graphics Inc.	1,302	34,998	(b)

Total Commercial Services & Supplies		97,615

Construction & Engineering - 3.8%
ACS Actividades de Construccion y Servicios SA	1,304	41,109	(a)
Galliford Try PLC	1,015	16,130	(a)
Hochtief AG	302	42,229	(a)
Kandenko Co., Ltd.	3,000	27,007	(a)
NCC AB, Class B Shares	861	21,296	(a)
Nishimatsu Construction Co., Ltd.	8,000	38,698	(a)
Skanska AB, Class B Shares	677	15,956	(a)
YIT OYJ	5,314	42,443	(a)

Total Construction & Engineering		244,868

Electrical Equipment - 2.1%
ABB Ltd., Registered Shares	785	16,525	*(a)
Furukawa Electric Co., Ltd.	500	14,609	(a)
Gamesa Corp. Tecnologica SA	1,656	33,576	(a)
Nexans SA	651	33,665	*(a)
Vestas Wind Systems A/S	520	33,795	(a)

Total Electrical Equipment		132,170

Industrial Conglomerates - 0.6%
Siemens AG, Registered Shares	319	39,212	(a)

Machinery - 2.2%
Meidensha Corp.	4,000	13,726	(a)
Ryobi Ltd.	6,000	23,510	(a)
Schindler Holding AG	193	33,986	(a)
Valmet OYJ	1,941	28,555	(a)
Wabash National Corp.	2,840	44,929	*(b)

Total Machinery		144,706

Marine - 0.3%
Mitsui O.S.K. Lines Ltd.	6,000	16,573	(a)

Professional Services - 0.3%
Meitec Corp.	600	22,931	(a)

Road & Rail - 0.3%
National Express Group PLC	4,485	19,530	(a)

Trading Companies & Distributors - 3.0%
Kloeckner & Co. SE	3,468	43,205	*(a)
Mitsubishi Corp.	1,500	31,874	(a)
Mitsui & Co., Ltd.	1,900	26,059	(a)
Russel Metals Inc.	2,200	41,914
Sumitomo Corp.	2,700	31,718	(a)
Toyota Tsusho Corp.	700	18,188	(a)

Total Trading Companies & Distributors		192,958

Transportation Infrastructure - 0.8%
Aena SA	215	29,333	(a)
Flughafen Zuerich AG, Registered Shares	113	20,966	(a)

Total Transportation Infrastructure		50,299

TOTAL INDUSTRIALS		1,292,255

INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.5%
L3 Technologies Inc.	104	15,820	(b)
Motorola Solutions Inc.	482	39,953	(b)
NETGEAR Inc.	455	24,729	*(b)
Sonus Networks Inc.	2,151	13,551	*(b)

Total Communications Equipment		94,053

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc.	1,400	$16,590	*

Internet Software & Services - 1.1%
Auto Trader Group PLC	8,918	44,903	(a)(b)
CROOZ Inc.	1,200	28,157	(a)

Total Internet Software & Services		73,060

IT Services - 1.6%
Genpact Ltd.	562	13,679	*(b)
Indra Sistemas SA	2,400	26,290	*(a)
ITOCHU Techno-Solutions Corp.	1,400	36,362	(a)
Xerox Corp.	3,431	29,953	(b)

Total IT Services		106,284

Semiconductors & Semiconductor Equipment - 4.1%
Entegris Inc.	2,482	44,428	*(b)
KLA-Tencor Corp.	232	18,254	(b)
QUALCOMM Inc.	493	32,144	(b)
Sanken Electric Co., Ltd.	3,000	13,053	*(a)
Semtech Corp.	638	20,129	*(b)
Silicon Laboratories, Inc.	308	20,020	*(b)
Tessera Holding Corp.	758	33,504
Tokyo Electron Ltd.	500	47,139	(a)
Ulvac Inc.	1,100	33,601	(a)

Total Semiconductors & Semiconductor Equipment		262,272

Software - 1.7%
CDK Global Inc.	269	16,056	(b)
Citrix Systems Inc.	219	19,559	*(b)
Micro Focus International PLC	536	14,379	(a)(b)
Nuance Communications Inc.	1,992	29,681	*(b)
Sage Group PLC	4,117	33,107	(a)(b)

Total Software		112,782

Technology Hardware, Storage & Peripherals - 0.6%
HP Inc.	2,455	36,432	(b)

TOTAL INFORMATION TECHNOLOGY		701,473

MATERIALS - 10.6%
Chemicals - 1.9%
Sika AG	5	24,017	(a)
Sumitomo Bakelite Co., Ltd.	7,000	39,154	(a)
Tokuyama Corp.	9,000	34,098	*(a)
Tronox Ltd., Class A Shares	2,625	27,064	(b)

Total Chemicals		124,333

Metals & Mining - 7.4%
Acacia Mining PLC	3,670	16,670	(a)
AK Steel Holding Corp.	3,230	32,978	*(b)
Anglo American PLC	1,125	15,779	*(a)(b)
Barrick Gold Corp.	2,600	41,615	(b)
Daido Steel Co., Ltd.	6,000	24,792	(a)
Glencore PLC	8,197	27,551	*(a)(b)
Hochschild Mining PLC	13,142	34,234	(a)
Kinross Gold Corp.	4,420	13,746	*(b)
Kirkland Lake Gold Ltd.	5,045	26,378	*
Lonmin PLC	13,636	23,722	*(a)
Northern Star Resources Ltd.	12,086	30,563	(a)
OZ Minerals Ltd.	8,132	46,119	(a)
SSAB AB, Class A Shares	11,078	41,893	*(a)
TimkenSteel Corp.	1,964	30,403	*(b)
Vedanta Resources PLC	4,053	43,427	(a)
Yamana Gold Inc.	8,045	22,606	(b)

Total Metals & Mining		472,476

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
Paper & Forest Products - 1.3%
Interfor Corp.		2,300	$25,747	*
Oji Holdings Corp.		7,000	28,454	(a)
UPM-Kymmene OYJ		1,075	26,345	(a)

Total Paper & Forest Products			80,546

TOTAL MATERIALS			677,355

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
CBL & Associates Properties Inc.		3,719	42,769	(b)
CoreCivic Inc.		866	21,182	(b)
Granite Real Estate Investment Trust		1,100	36,728
Mirvac Group		23,703	36,382	(a)

Total Equity Real Estate Investment Trusts (REITs)			137,061

Real Estate Management & Development - 1.1%
Daito Trust Construction Co., Ltd.		200	30,038	(a)
LendLease Group		3,696	38,877	(a)

Total Real Estate Management & Development			68,915

TOTAL REAL ESTATE			205,976

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.3%
Nippon Telegraph & Telephone Corp.		500	21,018	(a)

Wireless Telecommunication Services - 1.0%
KDDI Corp.		1,300	32,822	(a)
NTT DoCoMo Inc., ADR		1,250	28,438	(b)

Total Wireless Telecommunication Services			61,260

TOTAL TELECOMMUNICATION SERVICES			82,278

UTILITIES - 1.7%
Electric Utilities - 1.2%
Endesa SA		1,179	24,965	(a)
Genesis Energy Ltd.		6,842	9,961	(a)
Kansai Electric Power Co. Inc.		2,600	28,379	*(a)
Red Electrica Corporacion SA		876	16,518	(a)

Total Electric Utilities			79,823

Independent Power and Renewable Electricity Producers - 0.5%
Capital Power Corp.		1,400	24,222
Uniper SE		357	4,899	*(a)

Total Independent Power and Renewable Electricity Producers			29,121

TOTAL UTILITIES			108,944

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,574,036)			5,976,424

	RATE
SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $388,533)	0.411%	388,533	388,533

TOTAL INVESTMENTS - 99.1% (Cost - $5,962,569#)			6,364,957
Other Assets in Excess of Liabilities - 0.9%			55,575

TOTAL NET ASSETS - 100.0%			$6,420,532

*	Non-income producing security.

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
RSP	— Retail Selling Price

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (93.3)%
CONSUMER DISCRETIONARY - (19.3)%
Auto Components - (0.8)%
Adient PLC	(244)	$(14,298	)*
NGK Spark Plug Co., Ltd.	(900)	(19,923	)(a)
Toyota Industries Corp.	(300)	(14,248	)(a)

Total Auto Components		(48,469)

Automobiles - (0.9)%
Daimler AG, Registered Shares	(349)	(25,901	)(a)
Volkswagen AG	(215)	(30,122	)(a)

Total Automobiles		(56,023)

Distributors - (0.4)%
Core-Mark Holding Co. Inc.	(652)	(28,082)

Diversified Consumer Services - (0.4)%
Houghton Mifflin Harcourt Co.	(2,160)	(23,436	)*

Hotels, Restaurants & Leisure - (5.4)%
Accor SA	(793)	(29,564	)(a)
Chipotle Mexican Grill Inc.	(50)	(18,866	)*
Domino’s Pizza Enterprises Ltd.	(476)	(22,169	)(a)
Fiesta Restaurant Group Inc.	(840)	(25,074	)*
GVC Holdings PLC	(3,523)	(27,864	)*(a)
H.I.S. Co., Ltd.	(1,100)	(28,738	)(a)
Kona Grill Inc.	(942)	(11,822	)*
NH Hotel Group S.A.	(3,550)	(14,357	)*(a)
Norwegian Cruise Line Holdings Ltd.	(839)	(35,683	)*
Oriental Land Co., Ltd.	(400)	(22,582	)(a)
Tatts Group Ltd.	(8,296)	(26,786	)(a)
Whitbread PLC	(687)	(31,935	)(a)
Wynn Resorts Ltd.	(286)	(24,742)
Yoshinoya Holdings Co., Ltd.	(2,100)	(28,767	)(a)

Total Hotels, Restaurants & Leisure		(348,949)

Household Durables - (0.7)%
Newell Brands Inc.	(446)	(19,914)
TomTom NV	(2,746)	(24,693	)*(a)

Total Household Durables		(44,607)

Internet & Direct Marketing Retail - (1.0)%
Ocado Group PLC	(3,099)	(10,080	)*(a)
Rakuten Inc.	(2,900)	(28,378	)(a)
Yoox Net-A-Porter Group SpA	(984)	(27,796	)*(a)

Total Internet & Direct Marketing Retail		(66,254)

Leisure Products - (1.1)%
Amer Sports OYJ	(999)	(26,535	)(a)
Shimano Inc.	(200)	(31,305	)(a)
Universal Entertainment Corp.	(400)	(11,535	)*(a)

Total Leisure Products		(69,375)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Media - (2.4)%
Axel Springer SE	(683)	$(33,117	)(a)
Corus Entertainment Inc., Class B Shares	(1,500)	(14,076)
Pearson PLC	(2,767)	(27,769	)(a)
ProSiebenSat.1 Media SE	(603)	(23,311	)(a)
Schibsted ASA, Class B Shares	(1,055)	(22,358	)(a)
Telenet Group Holding NV	(639)	(35,454	)*(a)

Total Media		(156,085)

Multiline Retail - (2.2)%
Don Quijote Holdings Co., Ltd.	(800)	(29,554	)(a)
Hudson’s Bay Co.	(2,600)	(25,542)
Isetan Mitsukoshi Holdings Ltd.	(3,200)	(34,406	)(a)
Marui Group Co., Ltd.	(2,100)	(30,594	)(a)
Next PLC	(289)	(17,688	)(a)

Total Multiline Retail		(137,784)

Specialty Retail - (2.1)%
CarMax Inc.	(232)	(14,938	)*
CST Brands Inc.	(285)	(13,723)
Dufry AG, Registered Shares	(296)	(36,908	)*(a)
Hennes & Mauritz AB, Class B Shares	(1,066)	(29,592	)(a)
Sports Direct International PLC	(5,068)	(17,394	)*(a)
USS Co., Ltd.	(1,500)	(23,846	)(a)

Total Specialty Retail		(136,401)

Textiles, Apparel & Luxury Goods - (1.9)%
Compagnie Financiere Richemont SA, Registered Shares	(480)	(31,782	)(a)
Luxottica Group SpA	(688)	(37,058	)(a)
Salvatore Ferragamo SpA	(634)	(14,963	)(a)
Swatch Group AG	(62)	(19,278	)(a)
Under Armour Inc., Class A Shares	(352)	(10,225	)*
Under Armour Inc., Class C Shares	(354)	(8,910	)*

Total Textiles, Apparel & Luxury Goods		(122,216)

TOTAL CONSUMER DISCRETIONARY		(1,237,681)

CONSUMER STAPLES - (5.1)%
Beverages - (1.8)%
Anheuser-Busch InBev SA	(254)	(26,824	)(a)
Britvic PLC	(3,558)	(24,844	)(a)
Brown-Forman Corp., Class B Shares	(387)	(17,384)
MGP Ingredients Inc.	(709)	(35,436)
Remy Cointreau SA	(153)	(13,050	)(a)

Total Beverages		(117,538)

Food & Staples Retailing - (1.5)%
Carrefour SA	(1,241)	(29,855	)(a)
COSMOS Pharmaceutical Corp.	(200)	(36,861	)(a)
Distribuidora Internacional de Alimentacion SA	(5,969)	(29,301	)(a)

Total Food & Staples Retailing		(96,017)

Food Products - (1.4)%
CALBEE Inc.	(900)	(28,157	)(a)
Snyder’s-Lance Inc.	(522)	(20,014)
SunOpta Inc.	(5,508)	(38,831	)*

Total Food Products		(87,002)

Personal Products - (0.4)%
Ontex Group NV	(859)	(25,539	)(a)

TOTAL CONSUMER STAPLES		(326,096)

ENERGY - (6.9)%
Energy Equipment & Services - (0.4)%
Schlumberger Ltd.	(312)	(26,192)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (6.5)%
AltaGas Ltd.	(1,200)	$(30,298)
Birchcliff Energy Ltd.	(4,400)	(30,706	)*
EQT Corp.	(276)	(18,050)
Genesis Energy LP	(334)	(12,031)
Kosmos Energy Ltd.	(4,210)	(29,512	)*
MPLX LP	(909)	(31,470)
Nippon Gas Co., Ltd.	(1,000)	(28,620	)(a)
Pembina Pipeline Corp.	(1,000)	(31,252)
Plains GP Holdings LP, Class A Shares	(552)	(19,143)
PrairieSky Royalty Ltd.	(1,300)	(30,925)
Royal Dutch Shell PLC, Class A Shares	(1,090)	(30,062)
RSP Permian Inc.	(485)	(21,641	)*
Santos Ltd.	(7,041)	(20,339	)(a)
Spartan Energy Corp.	(8,900)	(22,073	)*
Synergy Resources Corp.	(2,760)	(24,592	)*
Tullow Oil PLC	(9,156)	(35,092	)*(a)

Total Oil, Gas & Consumable Fuels		(415,806)

TOTAL ENERGY		(441,998)

FINANCIALS - (8.6)%
Banks - (3.4)%
Ameris Bancorp	(441)	(19,228)
Banco Popular Espanol SA	(17,531)	(16,931	)(a)
Bank of Queensland Ltd.	(3,396)	(29,018	)(a)
Commonwealth Bank of Australia	(220)	(13,048	)(a)
First Financial Bankshares Inc.	(346)	(15,639)
Jyske Bank A/S, Registered Shares	(454)	(21,604	)(a)
Royal Bank of Scotland Group PLC	(11,662)	(32,210	)*(a)
Standard Chartered PLC	(4,573)	(37,455	)*(a)
Unione di Banche Italiane SpA	(4,586)	(12,605	)(a)
Wells Fargo & Co.	(367)	(20,225)

Total Banks		(217,963)

Capital Markets - (2.2)%
Hargreaves Lansdown PLC	(1,608)	(24,003	)(a)
Japan Exchange Group Inc.	(1,600)	(22,917	)(a)
Nex Group PLC	(3,193)	(18,279)
Nihon M&A Center Inc.	(1,000)	(27,804	)(a)
Schroders PLC	(860)	(31,720	)(a)
TP ICAP PLC	(2,609)	(13,917	)(a)

Total Capital Markets		(138,640)

Consumer Finance - (1.7)%
Aiful Corp.	(9,200)	(27,168	)*(a)
Credit Saison Co., Ltd.	(900)	(16,013	)(a)
Orient Corp.	(16,500)	(29,996	)*(a)
Santander Consumer USA Holdings Inc.	(2,510)	(33,885	)*

Total Consumer Finance		(107,062)

Diversified Financial Services - (0.6)%
Ackermans & van Haaren NV	(95)	(13,208	)(a)
AMP Ltd.	(7,710)	(27,968	)(a)

Total Diversified Financial Services		(41,176)

Insurance - (0.7)%
Insurance Australia Group Ltd.	(3,145)	(13,554	)(a)
Willis Towers Watson PLC	(272)	(33,260)

Total Insurance		(46,814)

TOTAL FINANCIALS		(551,655)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - (5.8)%
Health Care Equipment & Supplies - (2.7)%
Cerus Corp.	(1,948)	$(8,474	)*
Coloplast A/S, Class B Shares	(406)	(27,321	)(a)
DexCom Inc.	(162)	(9,671	)*
Endologix Inc.	(2,701)	(15,450	)*
Getinge AB, Class B Shares	(1,095)	(17,539	)(a)
Integer Holdings Corp.	(365)	(10,749	)*
K2M Group Holdings Inc.	(691)	(13,848	)*
Olympus Corp.	(900)	(31,033	)(a)
Penumbra Inc.	(219)	(13,972	)*
Sysmex Corp.	(400)	(23,121	)(a)

Total Health Care Equipment & Supplies		(171,178)

Health Care Providers & Services - (1.5)%
HealthEquity Inc.	(1,071)	(43,397	)*
Healthscope Ltd.	(14,291)	(23,540	)(a)
Mediclinic International PLC	(1,735)	(16,396	)(a)
Select Medical Holdings Corp.	(931)	(12,336	)*

Total Health Care Providers & Services		(95,669)

Health Care Technology - (0.1)%
athenahealth Inc.	(98)	(10,307	)*

Pharmaceuticals - (1.5)%
Aerie Pharmaceuticals Inc.	(408)	(15,443	)*
AstraZeneca PLC	(243)	(13,179	)(a)
Chugai Pharmaceutical Co., Ltd.	(900)	(25,776	)(a)
Hikma Pharmaceuticals PLC	(886)	(20,552	)(a)
Medicines Co.	(559)	(18,972	)*

Total Pharmaceuticals		(93,922)

TOTAL HEALTH CARE		(371,076)

INDUSTRIALS - (18.3)%
Aerospace & Defense - (1.3)%
Airbus Group SE	(359)	(23,651	)*(a)
Cobham PLC	(13,986)	(28,185	)(a)
Cubic Corp.	(654)	(31,359)

Total Aerospace & Defense		(83,195)

Air Freight & Logistics - (0.5)%
Bolloré	(9,267)	(32,651	)(a)

Airlines - (0.9)%
easyJet PLC	(2,107)	(26,061	)(a)
International Consolidated Airlines Group SA	(5,855)	(31,753	)(a)

Total Airlines		(57,814)

Commercial Services & Supplies - (2.6)%
Aggreko PLC	(2,922)	(33,013	)(a)
Clean Harbors Inc.	(317)	(17,641	)*
Edenred	(1,386)	(27,467	)(a)
Healthcare Services Group Inc.	(794)	(31,101)
Stericycle Inc.	(298)	(22,958	)*
Team Inc.	(871)	(34,187	)*

Total Commercial Services & Supplies		(166,367)

Construction & Engineering - (1.4)%
JGC Corp.	(1,300)	(23,540	)(a)
Primoris Services Corp.	(1,400)	(31,892)
WSP Global Inc.	(1,000)	(33,285)

Total Construction & Engineering		(88,717)

Electrical Equipment - (0.4)%
Nordex SE	(1,119)	(24,031	)*(a)

Industrial Conglomerates - (0.4)%
Keihan Holdings Co., Ltd.	(4,000)	(26,202	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Machinery - (4.5)%
Burckhardt Compression Holding AG	(54)	$(14,199	)(a)
DMG Mori AG	(647)	(29,336	)(a)
FANUC Corp.	(200)	(33,820	)(a)
Hino Motors Ltd.	(2,800)	(28,414	)(a)
Krones AG	(213)	(19,465	)(a)
Nachi-Fujikoshi Corp.	(9,000)	(38,915	)(a)
OC Oerlikon Corp. AG, Registered Shares	(1,683)	(16,524	)*(a)
OSG Corp.	(1,100)	(21,581	)(a)
Proto Labs Inc.	(524)	(26,907	)*
Trelleborg AB, Class B Shares	(1,643)	(32,279	)(a)
Wartsila OYJ Abp	(574)	(25,783	)(a)

Total Machinery		(287,223)

Professional Services - (1.3)%
Capita PLC	(2,094)	(13,709	)(a)
Korn/Ferry International	(1,269)	(37,347)
Stantec Inc.	(1,300)	(32,842)

Total Professional Services		(83,898)

Road & Rail - (2.2)%
Heartland Express Inc.	(1,185)	(24,127)
Keio Corp.	(2,000)	(16,420	)(a)
Nagoya Railroad Co., Ltd.	(5,000)	(24,150	)(a)
Nankai Electric Railway Co., Ltd.	(5,000)	(25,300	)(a)
Odakyu Electric Railway Co., Ltd.	(700)	(13,829	)(a)
Werner Enterprises Inc.	(1,336)	(36,005)

Total Road & Rail		(139,831)

Trading Companies & Distributors - (1.5)%
Brenntag AG	(344)	(19,062	)(a)
MISUMI Group Inc.	(2,200)	(36,106	)(a)
Monotaro Co., Ltd.	(1,000)	(20,418	)(a)
Travis Perkins PLC	(1,387)	(24,791	)(a)

Total Trading Companies & Distributors		(100,377)

Transportation Infrastructure - (1.3)%
Aeroports de Paris	(294)	(31,496	)(a)
BBA Aviation PLC	(10,209)	(35,531	)(a)
Transurban Group	(2,743)	(20,428	)(a)

Total Transportation Infrastructure		(87,455)

TOTAL INDUSTRIALS		(1,177,761)

INFORMATION TECHNOLOGY - (11.6)%
Communications Equipment - (1.8)%
Infinera Corp.	(2,490)	(21,140	)*
Nokia OYJ	(6,842)	(32,905	)(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	(5,589)	(32,582	)(a)
ViaSat Inc.	(402)	(26,620	)*

Total Communications Equipment		(113,247)

Electronic Equipment, Instruments & Components - (3.3)%
Ai Holdings Corp.	(1,100)	(21,841	)(a)
Alps Electric Co., Ltd.	(900)	(21,664	)(a)
Mesa Laboratories Inc.	(260)	(31,915)
Taiyo Yuden Co., Ltd.	(3,000)	(35,862	)(a)
TDK Corp.	(500)	(34,285	)(a)
Topcon Corp.	(2,500)	(37,463	)(a)
Universal Display Corp.	(500)	(28,150	)*

Total Electronic Equipment, Instruments & Components		(211,180)

Internet Software & Services - (1.5)%
Aconex Ltd.	(6,310)	(22,978	)*(a)
Endurance International Group Holdings Inc.	(1,950)	(18,135	)*
Envestnet Inc.	(513)	(18,083	)*
Pandora Media Inc	(1,344)	(17,526	)*
Q2 Holdings Inc.	(690)	(19,906	)*

Total Internet Software & Services		(96,628)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
IT Services - (0.7)%
DH Corp.	(1,100)	$(18,253)
InterXion Holding NV	(843)	(29,564	)*

Total IT Services		(47,817)

Semiconductors & Semiconductor Equipment - (2.4)%
ams AG	(748)	(21,188	)(a)
Cavium Inc.	(580)	(36,215	)*
First Solar Inc.	(400)	(12,836	)*
Micron Technology Inc.	(1,585)	(34,744	)*
Sumco Corp.	(2,400)	(30,834	)(a)
U-Blox Holding AG	(92)	(17,272	)*(a)

Total Semiconductors & Semiconductor Equipment		(153,089)

Software - (1.7)%
Blackbaud Inc.	(459)	(29,376)
Capcom Co., Ltd.	(1,400)	(32,869	)(a)
Descartes Systems Group Inc.	(800)	(17,059	)*
Playtech PLC	(2,972)	(30,227	)(a)

Total Software		(109,531)

Technology Hardware, Storage & Peripherals - (0.2)%
Diebold Nixdorf Inc.	(587)	(14,763)

TOTAL INFORMATION TECHNOLOGY		(746,255)

MATERIALS - (11.9)%
Chemicals - (6.2)%
Air Liquide SA	(311)	(34,525	)(a)
Balchem Corp.	(453)	(38,016)
CF Industries Holdings Inc.	(850)	(26,758)
CHR Hansen Holding A/S	(210)	(11,616	)(a)
Croda International PLC	(469)	(18,399	)(a)
DuluxGroup Ltd.	(2,819)	(12,663	)(a)
Elementis PLC	(8,074)	(27,532	)(a)
Essentra PLC	(4,593)	(26,012	)(a)
K&S AG, Registered Shares	(814)	(19,458	)(a)
LSB Industries Inc.	(1,079)	(9,085	)*
Nippon Paint Holdings Co., Ltd.	(900)	(24,392	)(a)
Olin Corp.	(1,522)	(38,978)
Potash Corp. of Saskatchewan Inc.	(718)	(12,989)
Solvay SA	(320)	(37,451	)(a)
Symrise AG	(441)	(26,824	)(a)
Yara International ASA	(909)	(35,795	)(a)

Total Chemicals		(400,493)

Containers & Packaging - (1.1)%
Ball Corp.	(415)	(31,154)
CCL Industries Inc., Class B Shares	(200)	(39,295)

Total Containers & Packaging		(70,449)

Metals & Mining - (4.2)%
Antofagasta PLC	(4,090)	(33,675	)(a)
Compass Minerals International Inc.	(227)	(17,785)
Ferroglobe PLC	(3,569)	(38,652)
Ferroglobe Representation & Warranty Insurance Trust	(3,569)	0	*(a)(b)
Franco-Nevada Corp.	(400)	(23,917)
Independence Group NL	(4,594)	(14,163	)(a)
MAG Silver Corp.	(1,700)	(18,714	)*
Novagold Resources Inc.	(3,700)	(16,920	)*
Osisko Gold Royalties Ltd.	(3,100)	(30,223)
Pretium Resources Inc.	(3,200)	(26,503	)*
Richmont Mines Inc.	(2,300)	(14,938	)*
Turquoise Hill Resources Ltd.	(10,200)	(32,743	)*

Total Metals & Mining		(268,233)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Paper & Forest Products - (0.4)%
Stella-Jones Inc.	(700)	$(22,721)

TOTAL MATERIALS		(761,896)

REAL ESTATE - (3.2)%
Equity Real Estate Investment Trusts (REITs) - (2.0)%
Equinix Inc.	(95)	(33,954)
Great Portland Estates PLC	(2,681)	(22,048	)(a)
Shaftesbury PLC	(2,722)	(30,440	)(a)
Westfield Corp.	(1,672)	(11,348	)(a)
Weyerhaeuser Co.	(1,064)	(32,016)

Total Equity Real Estate Investment Trusts (REITs)		(129,806)

Real Estate Management & Development - (1.2)%
Capital & Counties Properties PLC	(7,592)	(27,742	)(a)
Nomura Real Estate Holdings Inc.	(1,100)	(18,672	)(a)
Relo Group Inc.	(200)	(28,560	)(a)

Total Real Estate Management & Development		(74,974)

TOTAL REAL ESTATE		(204,780)

TELECOMMUNICATION SERVICES - (1.2)%
Diversified Telecommunication Services - (0.9)%
Iliad SA	(135)	(25,931	)(a)
SFR Group SA	(1,226)	(34,566	)*(a)

Total Diversified Telecommunication Services		(60,497)

Wireless Telecommunication Services - (0.3)%
Drillisch AG	(417)	(17,910	)(a)

TOTAL TELECOMMUNICATION SERVICES		(78,407)

UTILITIES - (1.4)%
Electric Utilities - (0.6)%
Hokkaido Electric Power Co. Inc.	(3,400)	(26,523	)(a)
Tokyo Electric Power Co. Holdings Inc.	(3,200)	(12,897	)*(a)

Total Electric Utilities		(39,420)

Multi-Utilities - (0.3)%
E.ON SE	(3,192)	(22,263	)(a)

Water Utilities - (0.5)%
California Water Service Group	(912)	(30,917)

TOTAL UTILITIES		(92,600)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(6,120,558))		$(5,990,205)

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Value is less than $1.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$425,645	$799,463	—		$1,225,108
Consumer Staples	108,367	258,986	—		367,353
Energy	165,967	271,395	—		437,362
Financials	168,316	366,383	—		534,699
Health Care	290,706	52,915	—		343,621
Industrials	326,410	965,845	—		1,292,255
Information Technology	424,482	276,991	—		701,473
Materials	220,537	456,818	—		677,355
Real estate	100,679	105,297	—		205,976
Telecommunication services	28,438	53,840	—		82,278
Utilities	24,222	84,722	—		108,944

Total Long-Term Investments	2,283,769	3,692,655	—		5,976,424

Short-Term Investments†	388,533	—	—		388,533

Total Investments	$2,672,302	$3,692,655	—		$6,364,957

Other Financial Instruments:
Forward Foreign Currency Contracts	—	7,367	—		7,367

Total Other Financial Instruments	—	7,367	—		7,367

Total	$2,672,302	$3,700,022	—		$6,372,324

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Securities Sold Short†:
Consumer Discretionary	$289,331	$948,350	—		$1,237,681
Consumer Staples	111,665	214,431	—		326,096
Energy	357,947	84,051	—		441,998
Financials	140,516	411,139	—		551,655
Health Care	172,619	198,457	—		371,076
Industrials	359,651	818,110	—		1,177,761
Information Technology	374,285	371,970	—		746,255
Materials	439,391	322,505	$0	*	761,896
Real Estate	65,970	138,810	—		204,780
Telecommunications Services	—	78,407	—		78,407
Utilities	30,917	61,683	—		92,600

Total Securities Sold Short	$2,342,292	$3,647,913	$0	*	$5,990,205

Forward Foreign Currency Contracts	—	10,507	—		10,507

Total	$2,342,292	$3,658,420	$0	*	$6,000,712

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended December 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, securities valued at $3,692,655 and securities sold short valued at $3,647,913 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$600,166
Gross unrealized depreciation	(197,778)

Net unrealized appreciation	$402,388

At December 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	18,000	USD	12,994	Barclays Bank PLC	1/3/17	$(4)
CHF	12,000	USD	11,729	Barclays Bank PLC	1/3/17	55
DKK	5,500	USD	776	Barclays Bank PLC	1/3/17	3
EUR	74,000	USD	77,617	Barclays Bank PLC	1/3/17	279
GBP	7,000	USD	8,568	Barclays Bank PLC	1/3/17	59
SEK	27,000	USD	2,960	Barclays Bank PLC	1/3/17	4
JPY	6,500,000	USD	55,900	Barclays Bank PLC	1/4/17	(285)
USD	763,812	GBP	615,000	Bank of New York	1/20/17	5,523
USD	1,127,675	JPY	132,000,000	Bank of New York	1/20/17	(2,853)
USD	458,092	CAD	614,000	Citibank N.A.	1/20/17	688
USD	202,012	AUD	279,000	Northern Trust Co.	1/20/17	756
USD	735,432	EUR	705,000	Northern Trust Co.	1/20/17	(7,365)

Total						$(3,140)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 24, 2017